Income Taxes	12 Months Ended
Dec. 31, 2021
CIK 0001816261 Executive Network Partnering Corp [Member]
Disclosure Of Income Tax Provision Benefit [Line Items]
Income Taxes

NOTE 10 - Income Taxes

The Company does not currently have taxable income but will generate taxable income in the future primarily consisting of interest income earned on the Trust Account. The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) consists of the following for year ended December 31, 2021 and for the period from June 22, 2020 (inception) through December 31, 2020:

		For the Period from June
		22, 2020 (Inception)
	For the Year Ended	through December 31,
	December 31, 2021	2020
Current
Federal	$(24,709)	$(19,444)
State	—	—
Deferred
Federal	(462,887)	(53,126)
State	—	—
Valuation allowance	487,596	72,570
Income tax provision	$—	$—

The Company’s net deferred tax assets are as follows as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Start-up/Organization costs	$516,013	$53,126
Net operating loss carryforwards	44,153	19,444
Total deferred tax assets	560,166	72,570
Valuation allowance	(560,166)	(72,570)
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2021 and 2020. No amounts were accrued for the payment of interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

		For the Period
		from June 22, 2020
	For the Year Ended	(Inception) through
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(54.1)%	(25.8)%
Offering costs associated with derivative warrant liabilities	0.0%	1.7%
Change in valuation allowance	33.1%	3.1%
Income tax expenses (benefit)	0.0%	0.0%